Investments (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Commitments in relation to joint ventures	R$ 194,900
Contingent liabilities	265,270	R$ 374,774
Contingent liabilities	R$ 7,465	R$ 2,947